Significant subsequent events	12 Months Ended
Mar. 31, 2015
Significant subsequent events

28. Significant subsequent events:

Issuance of Class Shares -

At the Meeting of the Board of Directors on April 28, 2015, TMC resolved to submit to shareholders, at TMC’s Ordinary General Meeting of Shareholders held on June 16, 2015 (the “Ordinary General Meeting of Shareholders”), agenda to partially amend its articles of incorporation pertaining to the establishment of the First Series Model AA Class Shares (the “First Series Model AA Class Shares”) through the Fifth Series of Model AA Class Shares (individually and collectively, “Model AA Class Shares”), and to delegate to the Board of Directors the power to decide matters pertaining to the offering of the First Series Model AA Class Shares. At the Meeting of the Board of Directors, TMC also resolved to issue the First Series Model AA Class Shares through a public offering, subject to the above agenda being approved at the Ordinary General Meeting of Shareholders. Since the above agenda was approved at the Ordinary General Meeting of Shareholders, the Board of Directors resolved the offering terms of the First Series Model AA Class Shares pursuant to the above delegation.

To avoid the dilution of its common shares (“Common Shares”) as a result of the issuance of the First Series Model AA Class Shares, TMC at the Meeting of the Board of Directors resolved to repurchase the Common Shares.

Presented below is additional information regarding the issuance of First Series Model AA Class Shares and repurchase of common share in response to issuance of the First Series Model AA Class Shares.

(1) Issuance of the First Series Model AA Class Shares

Reason for issuing Model AA Class Shares -

Fundings for research and development for next-generation innovation, including the development of fuel battery vehicles, research on infrastructure and development of computerized and sophisticated intelligence mobility technology.

Details of Model AA Class Shares -

Name of shares to be offered for subscription	Model AA Class Shares

Total number of authorized shares	150,000,000 shares (aggregate number of First Series Model AA Class Shares through Fifth Series Model AA Class Shares, maximum)

Voting rights	Model AA Class Shares shall have voting rights. The number of shares constituting one unit (tangen) of shares of TMC shall be 100.

Transfer restrictions	Model AA Class Shares shall have transfer restrictions.

Details of offering terms for the First Series Model AA Class Shares -

Expected issuance date (Payment date)	July 24, 2015

Method of offering	Public offering in Japan

Number of shares to be issued	TMC has already resolved that the number of shares to be issued is up to a maximum of 50 million shares and a minimum of 30 million shares. The specific number of shares to be issued has not yet been determined and will be determined on any date from July 2, 2015 to July 7, 2015 (the “Issue Price Determination Date”).

Issue Price	For determination of the Issue Price, an approach similar to the book-building approach specified in Article 25 of the Rules Regarding Underwriting of Securities prescribed by the Japan Securities Dealers Association will apply, and the Issue Price will then be determined in comprehensive consideration of demand based on the provisional range (*), the price level of the Common Shares to which the value of the First Series Model AA Class Shares are expected to be significantly linked, the risk of price volatility, etc.

* The provisional range for the Issue Price shall be calculated by multiplying the closing price of regular trading of Common Shares on the Tokyo Stock Exchange on the Issue Price Determination Date (the closing price on the previous day, in the event there is no closing price on the Issue Price Determination Date) by any number through 1.26 to 1.30. Any fractions of less than one yen shall be disregarded.

Dividends	Dividends per First Series Model AA Class Share shall be 0.5% of the Issue Price regarding the fiscal year of TMC in which the issuance date of the First Series Model AA Class Shares falls. From and after the second fiscal year, the dividends shall incrementally increase by 0.5% annually until the fifth fiscal year. From and after the fifth fiscal year, the dividends shall be 2.5% of the Issue Price.

Shareholder’s right	After a date falling approximately five years following the date of issuance, shareholders of the First Series Model AA Class Shares shall have conversion right into Common Shares and cash put options.

TMC’s right	After a date falling approximately five years following the date of issuance, TMC shall have cash call options.

The First Series Model AA Class Shares will not be treated as shareholders’ equity because the shareholders of the First Series Model AA Class Shares will have cash put options and hence, the First Series Model AA Class Shares will be reported as a separate line item between liabilities and shareholders’ equity.

(2) Repurchase of share in response to the issuance of the First Series Model AA Class Shares

At the Meeting of the Board of Directors held on June 16, 2015, TMC resolved to repurchase the Common Shares pursuant to Article 156 of the Companies Act as applied to Article 165, Paragraph 3 of the Companies Act, as set forth below.

Reason for repurchasing shares -

To avoid the dilution of the Common Shares as a result of the issuance of the First Series Model AA Class Shares.

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	50,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥600,000 million (maximum)

Method of acquisition	Purchase in the market

Period of repurchase	From July 27, 2015 to March 31, 2016

Repurchase of share -

At the Meeting of the Board of Directors held on May 8, 2015, TMC resolved to repurchase the Common Shares pursuant to Article 156 of the Companies Act as applied to Article 165, Paragraph 3 of the Companies Act, as set forth below.

Reason for repurchasing shares -

To return capital to shareholders in addition to promoting capital efficiency and agile capital policy in view of the business environment.

Details of matters relating to repurchase -

Kind of stock to be repurchased	Common stock of TMC

Number of shares to be repurchased	40,000,000 shares (maximum)

Total purchase price for repurchase of shares	¥300,000 million (maximum)

Method of acquisition	Purchase in the market

Period of repurchase	After the issuance of the First Series Model AA Class Shares, until March 31, 2016